Note 19 - Cash and Cash Equivalents and Other Investments - Components of Cash and Cash Equivalents and Other Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash at banks	$ 117,807	$ 118,314
Liquidity funds	98,183	1,166,697
Short – term investments	368,691	269,288
Total cash and cash equivalents	584,681	1,554,299	$ 428,361
Other investments - current
Fixed income (time-deposit, zero coupon bonds, commercial papers)	763,697	65,874
Bonds and other fixed income	108,791	144,502
Other investments	872,488	210,376
Other investments - Non-current
Bonds and other fixed income	239,422	18,012
Others	7,660	6,922
Other investments	$ 247,082	$ 24,934